AXA Equitable Life Insurance Company

Supplement dated June 15, 2015 to the current prospectus for:

•	EQUI-VEST® StrategiesSM (Series 901)

This Supplement modifies certain information in the above-referenced prospectus, supplements to the prospectus and statement of additional information (together, the “Prospectus”) offered by AXA Equitable Life Insurance Company (“AXA Equitable”). You should read this Supplement in conjunction with your Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

The purpose of this Supplement is to provide participants in the State University System of Florida with contact information to be used with their contract. The contact information described below is added at the end of the section heading “How to reach us” in the prospectus and is to be used only by participants in the State University System of Florida.

For participants in the State University System of Florida only:

Please communicate with us at the mailing addresses listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically, may be unavailable or delayed. For example, our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing. In addition, the level and type of service available may be restricted based on criteria established by us. In order to avoid delays in processing, please send your correspondence and check to the appropriate location, as follows:

For correspondence with checks:

For contributions sent by regular mail:

AXA Equitable

Retirement Plan Services

PO Box 8095

Boston, MA 02266

For contributions sent by express delivery:

AXA Equitable

Retirement Plan Services

30 Dan Road

Canton, MA 02021

For correspondence without checks:

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by regular mail:

AXA Equitable

Retirement Plan Services

PO Box 8095

Boston, MA 02266

For all other communications (e.g., requests for transfers, withdrawals, or required notices) sent by express delivery:

AXA Equitable

Retirement Plan Services

30 Dan Road

Canton, MA 02021

Your correspondence will be picked up at the mailing address noted above and delivered to our processing office. Your correspondence, however, is not considered received by us until it is received at our processing office. Where this prospectus refers to the day when we receive a contribution, request, election, notice, transfer or any other transaction request from you, we mean the day on which that item (or the last thing necessary for us to process that item) arrives in complete and proper form at our processing office or via the appropriate telephone or fax number if the item is a type we accept by those means. There are two main exceptions: if the item arrives (1) on a day that is not a business day or (2) after the close of a business day, then, in each case, we are deemed to have received that item on the next business day. Our processing office is:

AXA Equitable

Retirement Plan Services

30 Dan Road

Canton, MA 02021

Reports we provide

•	confirmation notices of financial transactions; and

•	quarterly statements of your contract values as of the close of each calendar quarter.

As required, notices and statements will be sent by mail under certain circumstances. They are also available on Online Account Access.

Automated Voice Response Unit (“VRU”) and Online Account Access systems

VRU is designed to provide you with up-to-date information via touch-tone telephone. Online Account Access is designed to provide this information through the Internet. You can obtain information on:

•	your current account value;

•	your current allocation percentages; and

•	the number of units you have in the variable investment options.

IM-32-15 (6/15)	Cat. # 154127 (6/15)
EV 901 (IF/NB)	#924750

You can also:

•	change your allocation percentages and/or transfer among the variable investment options and the guaranteed interest option; and
•	change your VRU personal identification number (“PIN”) (through VRU only) and your Online Account Access password (through Online Account Access only).

Under Online Account Access only you can:

•	change your address;
•	access certain service forms; and
•	obtain performance information regarding the variable investment options.

VRU and Online Account Access are normally available seven days a week, 24 hours a day. You can use VRU by calling toll free (800) 528-0204. You may use Online Account Access by visiting our website at www.axa.com and logging in to access your account. Of course, for reasons beyond our control, these services may sometimes be unavailable.

We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine.

For example, we will require certain personal identification information before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.

We reserve the right to limit access to these services if we determine that you engaged in disruptive transfer activity, such as “market timing” (see “Disruptive transfer activity” in “Transferring your money among investment options” later in this prospectus).

We reserve the right to discontinue offering VRU at any time in the future.

Customer service representative:

You may also use our toll-free number (800) 528-0204 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at (800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 528-0204, Monday through Thursday from 8:30 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

We require that the following types of communications be on specific forms we provide for that purpose:

(1)	election of the automatic deposit service;

(2)	election of the rebalancing program;

(3)	election of required minimum distribution automatic withdrawal option;

(4)	election of Beneficiary continuation option;

(5)	transfer/rollover of assets to another carrier;

(6)	tax withholding election;

(7)	certificate surrender and withdrawal requests; and

(8)	death claims.

We also have specific forms that we recommend you use for the following types of requests:

(1)	address changes;

(2)	beneficiary changes; and

(3)	transfers among investment options.

We anticipate requiring status documentation in the case of certain changes of ownership or address changes where Foreign Account Tax Compliance Act (“FATCA”) withholding could be required. See “Tax Information” later in this Prospectus.

To change or cancel any of the following we require written notification generally at least seven calendar days before the next scheduled transaction:

(1)	rebalancing program;

(2)	systematic withdrawals; and

(3)	the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your certificate number along with adequate details about the notice you wish to give or the action you wish us to take.

Signatures:

The proper person to sign forms, notices and requests is the participant and in some cases the employer, if the plan requires it.

EQUI-VEST® is issued by and is a registered service mark of AXA Equitable Life Insurance Company (AXA Equitable).

EQUI-VEST® Strategies is issued by and is a service mark of AXA Equitable.

Distributed by affiliate AXA Advisors, LLC and/or for certain contracts co-distributed by affiliate AXA Distributors, LLC. 1290 Avenue of the Americas, New York, NY 10104.

Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.

AXA Equitable Life Insurance Company

1290 Avenue of the Americas,

New York, NY 10104

(212) 554-1234